UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-03313)

First American Funds, Inc.
(Exact name of registrant as specified in charter)

800 Nicollet Mall

Minneapolis, MN 55402
(Address of principal executive offices) (Zip code)

Brent G. Smith

800 Nicollet Mall Minneapolis, MN 55402
(Name and address of agent for service)

800-677-3863

Registrant’s telephone number, including area code

Date of fiscal year end: 08/31

Date of reporting period: 05/31/18

Item 1. Schedule of Investments.

Schedule of Investments   May 31, 2018 (unaudited), all dollars rounded to thousands (000 omitted)

Government Obligations Fund
DESCRIPTION	PAR	VALUE >
U.S. Government Agency Debt - 43.4%
Federal Farm Credit Bank
1.897% (1 Month LIBOR USD - 0.010%), 06/01/2018 Δ	$200,000	$200,000
1.451%, 06/06/2018 ʘ	7,440	7,438
1.978% (1 Month LIBOR USD + 0.055%), 06/08/2018 Δ	25,000	25,000
0.780%, 07/05/2018	35,000	34,974
1.794%, 08/03/2018 ʘ	15,000	14,953
1.375%, 08/06/2018 ʘ	35,000	34,913
1.888% (1 Month LIBOR USD - 0.030%), 08/13/2018 Δ	100,000	99,998
1.637%, 08/17/2018 ʘ	15,000	14,948
1.645%, 08/20/2018 ʘ	43,794	43,636
1.679%, 09/05/2018 ʘ	100,000	99,557
1.750%, 09/21/2018 ʘ	25,000	24,865
1.642%, 09/27/2018 ʘ	40,000	39,788
1.708%, 10/09/2018 ʘ	100,000	99,392
1.724%, 10/22/2018 ʘ	40,000	39,730
1.010%, 10/26/2018	70,000	69,847
1.725%, 10/29/2018 ʘ	50,000	49,646
1.896%, 11/06/2018 ʘ	100,000	99,179
1.893% (1 Month LIBOR USD - 0.055%), 12/20/2018 Δ	75,000	74,999
2.077%, 01/14/2019 ʘ	50,000	49,357
1.911% (1 Month LIBOR USD - 0.050%), 01/23/2019 Δ	160,000	159,995
2.206%, 01/23/2019 ʘ	50,000	49,289
2.135% (1 Month LIBOR USD + 0.175%), 02/25/2019 Δ	34,280	34,345
1.849% (1 Month LIBOR USD - 0.060%), 04/03/2019 Δ	26,535	26,551
1.750% (U.S. Federal Funds Effective Rate + 0.050%), 04/12/2019 Δ	100,000	100,000
1.700% (U.S. Federal Funds Effective Rate + 0.000%), 04/15/2019 Δ	50,000	49,996
1.730% (U.S. Federal Funds Effective Rate + 0.030%), 04/25/2019 Δ	75,000	75,000
1.720% (U.S. Federal Funds Effective Rate + 0.020%), 05/08/2019 Δ	100,000	100,000
1.880% (1 Month LIBOR USD - 0.085%), 05/24/2019 Δ	100,000	99,995
1.720% (U.S. Federal Funds Effective Rate + 0.020%), 06/06/2019 Δ	50,000	49,995
1.783% (1 Month LIBOR USD - 0.135%), 06/13/2019 Δ	75,000	74,911
1.940% (1 Month LIBOR USD - 0.025%), 06/24/2019 Δ	35,000	35,000
1.890% (1 Month LIBOR USD - 0.070%), 06/25/2019 Δ	75,000	74,998
1.710% (U.S. Federal Funds Effective Rate + 0.010%), 06/26/2019 Δ	100,000	100,000
1.819% (1 Month LIBOR USD - 0.090%), 07/03/2019 Δ	100,000	99,989
1.705% (U.S. Federal Funds Effective Rate + 0.005%), 07/12/2019 Δ	100,000	99,994
1.828% (1 Month LIBOR USD - 0.090%), 07/12/2019 Δ	109,880	109,856
2.138% (1 Month LIBOR USD + 0.190%), 08/19/2019 Δ	75,000	75,229
1.853% (1 Month LIBOR USD - 0.065%), 09/12/2019 Δ	50,000	49,997
2.177% (3 Month LIBOR USD - 0.160%), 10/10/2019 Δ	115,000	114,996
1.690% (U.S. Federal Funds Effective Rate - 0.010%), 10/18/2019 Δ	50,000	49,997
2.375% (3 Month LIBOR USD + 0.020%), 11/12/2019 Δ	75,000	75,203
1.888% (1 Month LIBOR USD - 0.060%), 11/19/2019 Δ	225,000	224,971
2.018% (1 Month LIBOR USD + 0.050%), 01/27/2020 Δ	50,000	50,088
1.838% (1 Month LIBOR USD - 0.085%), 02/06/2020 Δ	25,750	25,726
1.944% (3 Month U.S. Treasury Money Market Yield + 0.040%), 02/12/2020 Δ	50,000	49,992
1.954% (3 Month U.S. Treasury Money Market Yield + 0.050%), 02/19/2020 Δ	25,000	25,000
1.916% (1 Month LIBOR USD - 0.045%), 03/23/2020 Δ	50,000	49,993
2.109% (3 Month LIBOR USD - 0.220%), 05/22/2020 Δ	50,000	49,960
Federal Home Loan Bank
1.737%, (1 Month LIBOR USD - 0.170%), 06/01/2018 Δ	50,000	50,000
1.737%, (1 Month LIBOR USD - 0.170%), 06/01/2018 Δ	50,000	50,000
1.616%, 06/05/2018 ʘ	125,000	124,978
1.548%, 06/06/2018 ʘ	506,989	506,877
1.946% (1 Month LIBOR USD + 0.018%), 06/11/2018 Δ	50,000	50,000
1.741%, 06/13/2018 ʘ	523,250	522,949
1.769%, 06/15/2018 ʘ	514,320	513,968
0.820%, 06/20/2018	100,000	99,964
1.547%, 06/20/2018 ʘ	21,855	21,837
1.552%, 06/27/2018 ʘ	17,000	16,981
1.870%, 07/03/2018 ʘ	75,000	74,876
1.593%, 07/05/2018 ʘ	100,000	99,851
1.784% (1 Month LIBOR USD - 0.145%), 07/11/2018 Δ	100,000	100,000
1.868% (1 Month LIBOR USD - 0.050%), 07/12/2018 Δ	50,000	50,000
1.902%, 07/19/2018 ʘ	100,000	99,748
1.815% (1 Month LIBOR USD - 0.145%), 07/25/2018 Δ	150,000	150,000
1.801%, 07/26/2018 ʘ	50,000	49,863
1.250%, 07/27/2018	50,000	49,970
1.280%, 07/27/2018	25,000	25,000
1.735%, 08/10/2018 ʘ	25,000	24,916
1.768% (1 Month LIBOR USD - 0.150%), 08/13/2018 Δ	150,000	150,000
1.784% (1 Month LIBOR USD - 0.150%), 08/16/2018 Δ	100,000	100,000
1.568%, 08/21/2018 ʘ	2,300	2,292
1.867%, 08/29/2018 ʘ	75,000	74,657
1.777% (1 Month LIBOR USD - 0.130%), 08/30/2018 Δ	75,000	75,000
1.831% (1 Month LIBOR USD - 0.145%), 08/30/2018 Δ	50,000	50,000
1.798% (1 Month LIBOR USD - 0.125%), 09/07/2018 Δ	100,000	100,000
1.784% (1 Month LIBOR USD - 0.155%), 09/17/2018 Δ	100,000	100,000
1.868% (1 Month LIBOR USD - 0.080%), 09/19/2018 Δ	100,000	100,000
1.973%, 09/20/2018 ʘ	75,000	74,547

1.868% (1 Month LIBOR USD - 0.080%), 09/21/2018 Δ	75,000	75,000
1.973%, 09/21/2018 ʘ	85,000	84,482
1.950%, 09/26/2018 ʘ	300,000	298,113
2.002%, 09/27/2018 ʘ	225,000	223,568
1.955%, 09/28/2018 ʘ	275,000	273,237
0.875%, 10/01/2018	89,065	88,847
1.968%, 10/02/2018 ʘ	150,000	148,998
1.996%, 10/05/2018 ʘ	225,000	223,441
1.799% (1 Month LIBOR USD - 0.130%), 10/10/2018 Δ	150,000	150,000
1.799% (1 Month LIBOR USD - 0.130%), 10/10/2018 Δ	87,700	87,700
1.895% (3 Month LIBOR USD - 0.460%), 10/10/2018 Δ	100,000	100,000
1.905% (3 Month LIBOR USD - 0.450%), 10/11/2018 Δ	50,000	50,000
1.804% (1 Month LIBOR USD - 0.135%), 10/17/2018 Δ	75,000	75,000
1.813% (1 Month LIBOR USD - 0.135%), 10/19/2018 Δ	75,000	75,000
2.006%, 10/19/2018 ʘ	142,195	141,096
1.838% (1 Month LIBOR USD - 0.130%), 10/26/2018 Δ	75,000	74,997
1.851% (1 Month LIBOR USD - 0.125%), 10/30/2018 Δ	50,000	50,000
1.823% (1 Month LIBOR USD - 0.125%), 11/20/2018 Δ	50,000	50,000
1.836% (1 Month LIBOR USD - 0.125%), 11/23/2018 Δ	50,000	50,000
1.823% (1 Month LIBOR USD - 0.100%), 12/07/2018 Δ	50,000	50,000
1.818% (1 Month LIBOR USD - 0.100%), 12/13/2018 Δ	50,000	50,000
1.750%, 12/14/2018	24,920	24,902
1.848% (1 Month LIBOR USD - 0.100%), 12/21/2018 Δ	100,000	100,000
1.848% (1 Month LIBOR USD - 0.100%), 12/21/2018 Δ	120,000	120,000
1.893% (1 Month LIBOR USD - 0.060%), 12/21/2018 Δ	50,000	50,000
1.839% (1 Month LIBOR USD - 0.090%), 01/11/2019 Δ	75,000	75,000
1.828% (1 Month LIBOR USD - 0.090%), 01/14/2019 Δ	50,000	50,000
1.833% (1 Month LIBOR USD - 0.135%), 01/28/2019 Δ	75,000	75,000
1.837% (1 Month LIBOR USD - 0.080%), 02/04/2019 Δ	150,000	150,000
1.878% (1 Month LIBOR USD - 0.045%), 02/06/2019 Δ	100,000	100,001
1.859% (1 Month LIBOR USD - 0.070%), 02/11/2019 Δ	50,000	50,000
2.125% (3 Month LIBOR USD - 0.230%), 02/13/2019 Δ	35,000	34,994
1.804% (1 Month LIBOR USD - 0.135%), 02/19/2019 Δ	75,000	75,000
1.913% (1 Month LIBOR USD - 0.040%), 02/22/2019 Δ	194,500	194,579
1.928% (1 Month LIBOR USD - 0.040%), 02/27/2019 Δ	75,000	75,000
1.771% (3 Month LIBOR USD - 0.235%), 03/01/2019 Δ	100,000	100,000
1.862% (1 Month LIBOR USD - 0.045%), 03/01/2019 Δ	125,000	125,000
1.790% (3 Month LIBOR USD - 0.235%), 03/06/2019 Δ	25,000	25,000
1.878% (1 Month LIBOR USD - 0.045%), 03/08/2019 Δ	30,000	29,999
1.839% (1 Month LIBOR USD - 0.080%), 03/15/2019 Δ	75,000	75,000
2.178% (3 Month LIBOR USD - 0.185%), 05/08/2019 Δ	50,000	50,000
2.159% (3 Month LIBOR USD - 0.160%), 05/28/2019 Δ	50,000	50,020
1.888% (1 Month LIBOR USD - 0.080%), 06/28/2019 Δ	100,000	100,000
1.833% (1 Month LIBOR USD - 0.090%), 07/08/2019 Δ	93,000	93,002
1.844% (1 Month LIBOR USD - 0.090%), 07/16/2019 Δ	50,000	49,996
1.869% (1 Month LIBOR USD - 0.070%), 07/17/2019 Δ	200,000	200,000
1.869% (1 Month LIBOR USD - 0.070%), 07/17/2019 Δ	50,000	50,000
1.878% (1 Month LIBOR USD - 0.070%), 07/19/2019 Δ	50,000	50,000
1.878% (1 Month LIBOR USD - 0.070%), 07/19/2019 Δ	75,000	74,994
1.863% (1 Month LIBOR USD - 0.090%), 07/22/2019 Δ	80,000	80,000
1.898% (1 Month LIBOR USD - 0.070%), 07/26/2019 Δ	50,000	50,000
1.863% (1 Month LIBOR USD - 0.060%), 08/07/2019 Δ	100,000	100,000
1.858% (1 Month LIBOR USD - 0.060%), 08/14/2019 Δ	100,000	100,000
1.888% (1 Month LIBOR USD - 0.060%), 08/19/2019 Δ	50,000	50,000
1.888% (1 Month LIBOR USD - 0.060%), 08/19/2019 Δ	50,000	50,000
1.908% (1 Month LIBOR USD - 0.060%), 08/28/2019 Δ	75,000	75,000
1.908% (1 Month LIBOR USD - 0.060%), 08/28/2019 Δ	50,000	50,000
1.908% (1 Month LIBOR USD - 0.060%), 08/28/2019 Δ	75,000	75,000
1.868% (1 Month LIBOR USD - 0.060%), 09/09/2019 Δ	75,000	75,000
1.869% (1 Month LIBOR USD - 0.060%), 09/11/2019 Δ	75,000	75,000
1.869% (1 Month LIBOR USD - 0.060%), 09/11/2019 Δ	25,000	25,000
1.874% (1 Month LIBOR USD - 0.060%), 09/16/2019 Δ	75,000	75,000
1.900% (1 Month LIBOR USD - 0.060%), 09/25/2019 Δ	50,000	50,000
1.873% (1 Month LIBOR USD - 0.050%), 10/07/2019 Δ	50,000	50,000
1.878% (1 Month LIBOR USD - 0.050%), 10/09/2019 Δ	100,000	100,000
1.869% (1 Month LIBOR USD - 0.070%), 10/17/2019 Δ	100,000	100,000
1.853% (1 Month LIBOR USD - 0.070%), 11/08/2019 Δ	100,000	100,000
1.859% (1 Month LIBOR USD - 0.050%), 12/02/2019 Δ	50,000	50,000
1.873% (1 Month LIBOR USD - 0.050%), 12/06/2019 Δ	50,000	50,021
1.868% (1 Month LIBOR USD - 0.050%), 12/12/2019 Δ	25,000	25,000
1.868% (1 Month LIBOR USD - 0.050%), 12/13/2019 Δ	50,000	50,000
1.885% (1 Month LIBOR USD - 0.050%), 12/18/2019 Δ	50,000	50,000
1.903% (1 Month LIBOR USD - 0.065%), 12/26/2019 Δ	80,000	79,937
1.858% (1 Month LIBOR USD - 0.065%), 01/06/2020 Δ	50,000	50,000
1.858% (1 Month LIBOR USD - 0.065%), 01/08/2020 Δ	30,000	30,000
1.858% (1 Month LIBOR USD - 0.065%), 01/08/2020 Δ	50,000	50,000
1.864% (1 Month LIBOR USD - 0.065%), 01/10/2020 Δ	50,000	50,000

1.853% (1 Month LIBOR USD - 0.065%), 01/13/2020 Δ	50,000	50,000
2.203% (3 Month LIBOR USD - 0.150%), 01/17/2020 Δ	50,000	50,000
2.203% (3 Month LIBOR USD - 0.150%), 01/17/2020 Δ	50,000	50,000
2.212% (3 Month LIBOR USD - 0.150%), 01/22/2020 Δ	50,000	50,000
1.896% (1 Month LIBOR USD - 0.065%), 01/23/2020 Δ	94,750	94,748
1.903% (1 Month LIBOR USD - 0.065%), 01/28/2020 Δ	150,000	150,009
1.903% (1 Month LIBOR USD - 0.065%), 01/28/2020 Δ	25,000	25,000
2.001% (3 Month U.S. Treasury Money Market Yield + 0.070%), 01/29/2020 Δ	100,000	100,017
2.204% (3 Month LIBOR USD - 0.155%), 01/29/2020 Δ	50,000	50,000
1.853% (1 Month LIBOR USD - 0.065%), 02/12/2020 Δ	25,000	25,000
1.883% (1 Month LIBOR USD - 0.040%), 04/06/2020 Δ	100,000	100,000
1.899% (1 Month LIBOR USD - 0.040%), 04/17/2020 Δ	50,000	50,000
2.103% (3 Month LIBOR USD - 0.250%), 04/17/2020 Δ	50,000	50,000
Federal Home Loan Mortgage Corporation
4.875%, 06/13/2018	53,415	53,472
1.060%, 06/22/2018	75,000	75,000
2.110% (3 Month LIBOR USD - 0.250%), 07/25/2018 Δ	50,000	50,000
0.850%, 07/27/2018	30,000	29,979
1.050%, 07/27/2018	50,000	50,000
2.072% (3 Month LIBOR USD - 0.280%), 08/10/2018 Δ	100,000	100,000
1.150%, 09/14/2018	35,000	35,000
1.931%, 09/19/2018 ʘ	225,000	223,680
0.875%, 10/12/2018	66,510	66,252
1.260%, 12/28/2018	23,000	23,000
1.768% (1 Month LIBOR USD - 0.150%), 02/12/2019 Δ	25,000	25,000
Federal National Mortgage Association
1.125%, 07/20/2018	102,559	102,479
1.875%, 09/18/2018	23,104	23,120
1.125%, 10/29/2018	17,500	17,500
1.125%, 12/14/2018	10,000	9,969
Total U.S. Government Agency Debt (Cost $14,972,709)		14,972,709

U.S. Treasury Debt - 2.7%
U.S. Treasury Notes
1.125%, 06/15/2018	225,000	224,986
0.750%, 07/31/2018	85,000	84,888
1.375%, 07/31/2018	200,000	200,018
1.000%, 08/15/2018	25,000	24,985
0.750%, 08/31/2018	75,000	74,885
1.500%, 08/31/2018	100,000	99,951
0.875%, 10/15/2018	50,000	49,833
1.375%, 11/30/2018	75,000	74,784
1.250%, 01/31/2019	100,000	99,532
Total U.S. Treasury Debt (Cost $933,862)		933,862

Investment Companies Ω - 1.3%	SHARES
Deutsche Government Money Market Series Fund, Institutional Shares 1.712%	85,000,000	85,000
Dreyfus Government Cash Management Fund, Institutional Shares 1.640%	173,793,000	173,793
Invesco Government & Agency Portfolio, Institutional Shares 1.630%	196,650,000	196,650
Total Investment Companies (Cost $455,443)		455,443

U.S. Government Agency Repurchase Agreements - 7.2%	PAR
BNP Paribas SA
1.790%, dated 05/31/2018, matures 06/01/2018, repurchase price $100,005 (collateralized by various government agency obligations: Total market value $102,000)	$100,000	100,000
Goldman Sachs & Co. LLC
1.790%, dated 05/31/2018, matures 06/01/2018, repurchase price $900,045 (collateralized by various government agency obligations: Total market value $918,000)	900,000	900,000
HSBC Securities (USA) Inc.
1.790%, dated 05/31/2018, matures 06/01/2018, repurchase price $800,040 (collateralized by various government agency obligations: Total market value $816,003)	800,000	800,000
ING Financial Markets LLC
1.780%, dated 05/31/2018, matures 06/01/2018, repurchase price $300,015 (collateralized by various government agency obligations: Total market value $306,000)	300,000	300,000
Merrill Lynch, Pierce, Fenner & Smith Incorporated
1.790%, dated 05/31/2018, matures 06/01/2018, repurchase price $150,007 (collateralized by various government agency obligations: Total market value $153,000)	150,000	150,000
RBC Dominion Securities Inc.
1.780%, dated 05/31/2018, matures 06/01/2018, repurchase price $100,005 (collateralized by various government agency obligations: Total market value $102,000)	100,000	100,000
Societe Generale SA
1.790%, dated 05/31/2018, matures 06/01/2018, repurchase price $125,006 (collateralized by various government agency obligations: Total market value $127,500)	125,000	125,000
Total U.S. Government Agency Repurchase Agreements (Cost $2,475,000)		2,475,000

U.S. Treasury Repurchase Agreements - 45.4%
Bank of Montreal
1.770%, dated 05/31/2018, matures 06/01/2018, repurchase price $300,015 (collateralized by U.S. Treasury obligations: Total market value $306,000)	300,000	300,000
1.710%, dated 05/29/2018, matures 06/05/2018, repurchase price $200,067 (collateralized by U.S. Treasury obligations: Total market value $204,000)	200,000	200,000
Bank of Nova Scotia
1.770%, dated 05/31/2018, matures 06/01/2018, repurchase price $586,456 (collateralized by U.S. Treasury obligations: Total market value $598,105)	586,427	586,427
BNP Paribas SA
1.780%, dated 05/31/2018, matures 06/01/2018, repurchase price $1,800,089 (collateralized by U.S. Treasury obligations: Total market value $1,836,000)	1,800,000	1,800,000
1.660% (Overnight Bank Funding Rate - 0.040%), dated 02/9/2018, matures 06/11/2018, repurchase price $201,125 (collateralized by U.S. Treasury obligations: Total market value $204,000) Δ	200,000	200,000
1.660% (Overnight Bank Funding Rate - 0.040%), dated 01/24/2018, matures 06/26/2018, repurchase price $1,007,055 (collateralized by U.S. Treasury obligations: Total market value $1,020,000) Δ	1,000,000	1,000,000
1.750%, dated 04/10/2018, matures 07/05/2018, repurchase price $602,508 (collateralized by U.S. Treasury obligations: Total market value $612,000)	600,000	600,000
1.950%, dated 05/22/2018, matures 09/24/2018, repurchase price $553,724 (collateralized by U.S. Treasury obligations: Total market value $561,000)	550,000	550,000
Credit Agricole Corporate & Investment Bank
1.720%, dated 05/31/2018, matures 06/01/2018, repurchase price $200,010 (collateralized by U.S. Treasury obligations: Total market value $204,000)	200,000	200,000
1.770%, dated 05/31/2018, matures 06/01/2018, repurchase price $742,349 (collateralized by U.S. Treasury obligations: Total market value $757,095)	742,313	742,313
1.730%, dated 05/25/2018, matures 06/04/2018, repurchase price $250,120 (collateralized by U.S. Treasury obligations: Total market value $255,000)	250,000	250,000
1.710%, dated 05/29/2018, matures 06/05/2018, repurchase price $400,133 (collateralized by U.S. Treasury obligations: Total market value $408,000)	400,000	400,000
1.710%, dated 05/30/2018, matures 06/06/2018, repurchase price $350,116 (collateralized by U.S. Treasury obligations: Total market value $357,000)	350,000	350,000
1.830%, dated 05/29/2018, matures 06/29/2018, repurchase price $300,473 (collateralized by U.S. Treasury obligations: Total market value $306,000)	300,000	300,000
Federal Reserve Bank of New York
1.500%, dated 05/31/2018, matures 06/01/2018, repurchase price $100,004 (collateralized by U.S. Treasury obligations: Total market value $100,004)	100,000	100,000
HSBC Securities (USA) Inc.
1.780%, dated 05/31/2018, matures 06/01/2018, repurchase price $1,450,072 (collateralized by U.S. Treasury obligations: Total market value $1,479,002)	1,450,000	1,450,000
1.720%, dated 05/30/2018, matures 06/06/2018, repurchase price $750,251 (collateralized by U.S. Treasury obligations: Total market value $765,002)	750,000	750,000
1.750%, dated 05/31/2018, matures 06/07/2018, repurchase price $625,213 (collateralized by U.S. Treasury obligations: Total market value $637,504)	625,000	625,000
ING Financial Markets LLC
1.710%, dated 05/18/2018, matures 06/01/2018, repurchase price $100,067 (collateralized by U.S. Treasury obligations: Total market value $102,000)	100,000	100,000
1.720%, dated 05/29/2018, matures 06/05/2018, repurchase price $300,100 (collateralized by U.S. Treasury obligations: Total market value $306,000)	300,000	300,000
1.750%, dated 05/31/2018, matures 06/07/2018, repurchase price $200,068 (collateralized by U.S. Treasury obligations: Total market value $204,000)	200,000	200,000
1.730%, dated 05/29/2018, matures 06/12/2018, repurchase price $150,101 (collateralized by U.S. Treasury obligations: Total market value $153,000) ∞	150,000	150,000
JP Morgan Securities, LLC
1.780%, dated 05/31/2018, matures 06/01/2018, repurchase price $100,005 (collateralized by U.S. Treasury obligations: Total market value $102,003)	100,000	100,000
Merrill Lynch, Pierce, Fenner & Smith Incorporated
1.500%, dated 05/31/2018, matures 06/01/2018, repurchase price $75,003 (collateralized by U.S. Treasury obligations: Total market value $76,500)	75,000	75,000
Mizuho Securities (USA) LLC
1.770%, dated 05/31/2018, matures 06/01/2018, repurchase price $100,005 (collateralized by U.S. Treasury obligations: Total market value $102,000)	100,000	100,000
RBC Dominion Securities Inc.
1.770%, dated 05/31/2018, matures 06/01/2018, repurchase price $1,600,079 (collateralized by U.S. Treasury obligations: Total market value $1,632,000)	1,600,000	1,600,000
Societe Generale SA
1.780%, dated 05/31/2018, matures 06/01/2018, repurchase price $350,017 (collateralized by U.S. Treasury obligations: Total market value $357,000)	350,000	350,000
1.720% (Overnight Bank Funding Rate + 0.020%), dated 05/31/2018, matures 06/7/2018, repurchase price $1,500,502 (collateralized by U.S. Treasury obligations: Total market value $1,530,000) Δ	1,500,000	1,500,000
1.720% (Overnight Bank Funding Rate + 0.020%), dated 05/31/2018, matures 06/7/2018, repurchase price $750,251 (collateralized by U.S. Treasury obligations: Total market value $765,000) Δ	750,000	750,000
Total U.S. Treasury Repurchase Agreements (Cost $15,628,740)		15,628,740

Total Investments - 100.0% (Cost $34,465,754)		34,465,754
Other Assets and Liabilities, Net - (0.0)%		(10,993)
Total Net Assets - 100.0%		$34,454,761

>	Investment securities held are stated at amortized cost (except for investments in other money market funds which are valued at their most current NAV), which approximates fair value. Under the amortized cost method, any discount or premium is amortized ratably to the final maturity of the security and is included in interest income. In accordance with Rule 2a-7 of the Investment Company Act, the fair values of the securities held in the fund are determined using prices supplied by the fund’s independent pricing services, which are compared to the securities’ amortized cost. If the advisor concludes that the price obtained from the pricing service is not reliable, or if the pricing service does not provide a price for a security, the advisor will use the fair value of the security for purposes of this comparison, which will be determined pursuant to procedures approved by the board of directors. If the difference between the aggregate market value and aggregate amortized cost of all securities held by the fund exceeds 0.25%, the fund’s administrator will notify the fund’s board of directors and will monitor the deviation on a daily basis. If the difference exceeds 0.50%, a meeting of the fund’s board of directors will be convened and the board will determine what action, if any, to take. During the nine-month period ended May 31, 2018, the difference between the aggregate market price and the aggregate amortized cost of all securities in the fund did not exceed 0.25% on any day of the period.

Δ	Variable Rate Security - The rate shown is the rate in effect as of May 31, 2018.

ʘ	Discounted Security - This security makes no periodic interest payments, but is issued at a discount from par value. The rate shown is the annualized yield at the time of purchase.

Ω	The rate shown is the annualized seven-day yield as of May 31, 2018.

∞	Illiquid Security - A security may be considered illiquid if it lacks a readily available market. As of May 31, 2018, the value of these investments was $150,000 or 0.4% of total net assets.

Summary of Fair Value Exposure

United States generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3	-	Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments).

The fair value levels are not necessarily an indication of the risk associated with investing in these securities.

As of May 31, 2018, the fund’s investments were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value
U.S. Treasury Repurchase Agreements	$—	$15,628,740	$—	$15,628,740
U.S. Government Agency Debt	—	14,972,709	—	14,972,709
U.S. Government Agency Repurchase Agreements	—	2,475,000	—	2,475,000
U.S. Treasury Debt	—	933,862	—	933,862
Investment Companies	455,443	—	—	455,443
Total Investments	$455,443	$34,010,311	$—	$34,465,754

During the nine-month period ended May 31, 2018, there were no transfers between fair value levels, and the fund’s portfolio did not hold any securities deemed to be Level 3.

Certain Transfers Accounted for as Secured Borrowings

Remaining Contractual Maturity of the Agreements	Overnight and Continuous	Up to 30 Days	31- 90 Days	Over 91 Days	Total
Repurchase Agreements
U.S. Government Agency	$2,475,000	$—	$—	$—	$2,475,000
U.S. Treasury	7,503,740	6,975,000	600,000	550,000	15,628,740
Total Borrowings	$9,978,740	$6,975,000	$600,000	$550,000	$18,103,740

Schedule of Investments May 31, 2018 (unaudited), all dollars rounded to thousands (000 omitted)

Institutional Prime Obligations Fund
DESCRIPTION	PAR	VALUE >
Certificates of Deposit - 22.4%
Banco del Estado de Chile/NY
2.129% (1 Month LIBOR USD + 0.200%), 06/11/2018 Δ	$1,000	$1,000
2.159% (1 Month LIBOR USD + 0.220%), 07/17/2018 Δ	5,000	5,002
2.468% (1 Month LIBOR USD + 0.500%), 09/28/2018 Δ	1,412	1,413
2.389% (1 Month LIBOR USD + 0.460%), 10/11/2018 Δ	2,000	2,002
2.318% (1 Month LIBOR USD + 0.350%), 10/29/2018 Δ	5,000	5,003
Bank of Montreal/Chicago
2.079% (1 Month LIBOR USD + 0.170%), 07/02/2018 Δ	2,657	2,658
2.108% (1 Month LIBOR USD + 0.190%), 08/13/2018 Δ	2,000	2,001
2.215% (1 Month LIBOR USD + 0.250%), 09/24/2018 Δ	5,000	5,001
2.568% (3 Month LIBOR USD + 0.260%), 10/01/2018 Δ	250	250
Bank of Nova Scotia/Houston
2.378% (1 Month LIBOR USD + 0.430%), 10/19/2018 Δ	3,000	3,002
2.200% (U.S. Federal Funds Effective Rate + 0.500%), 11/28/2018 Δ	3,000	3,001
Canadian Imperial Bank of Commerce/NY
2.089% (1 Month LIBOR USD + 0.180%), 08/02/2018 Δ	2,000	2,001
2.378% (1 Month LIBOR USD + 0.430%), 09/20/2018 Δ	5,000	5,004
2.198% (1 Month LIBOR USD + 0.270%), 11/07/2018 Δ	7,000	7,001
Citibank NA
2.095% (1 Month LIBOR USD + 0.160%), 07/18/2018 Δ	5,000	5,001
Commonwealth Bank of Australia/NY
2.083% (1 Month LIBOR USD + 0.160%), 06/08/2018 Δ	1,000	1,000
Cooperatieve Rabobank UA/NY
2.099% (1 Month LIBOR USD + 0.170%), 08/13/2018 Δ	5,000	5,002
2.137% (1 Month LIBOR USD + 0.220%), 09/04/2018 Δ	2,000	2,001
2.118% (1 Month LIBOR USD + 0.200%), 11/13/2018 Δ	5,000	5,000
Credit Suisse/NY
2.169% (1 Month LIBOR USD + 0.240%), 09/10/2018 Δ	1,250	1,250
2.339% (1 Month LIBOR USD + 0.400%), 09/17/2018 Δ	5,000	5,004
2.285% (1 Month LIBOR USD + 0.320%), 09/20/2018 Δ	3,250	3,251
DZ Bank AG/NY
2.300%, 07/03/2018	10,000	10,003
HSBC Bank USA NA
2.158% (1 Month LIBOR USD + 0.210%), 11/20/2018 Δ	1,000	1,000
2.263% (1 Month LIBOR USD + 0.340%), 02/08/2019 Δ	3,000	3,002
Lloyds Bank PLC/NY
2.073% (1 Month LIBOR USD + 0.150%), 07/05/2018 Δ	4,000	4,001
Mitsubishi UFJ Trust & Banking Corp/NY
2.139% (1 Month LIBOR USD + 0.210%), 07/11/2018 Δ	2,000	2,001
2.168% (1 Month LIBOR USD + 0.250%), 08/13/2018 Δ	3,000	3,001
2.207% (1 Month LIBOR USD + 0.290%), 09/04/2018 Δ	5,000	5,000
Mizuho Bank Ltd/NY
2.133% (1 Month LIBOR USD + 0.210%), 08/06/2018 Δ	4,000	4,001
2.220% (1 Month LIBOR USD + 0.240%), 09/28/2018 Δ	5,000	5,000
Natixis/NY
2.180% (1 Month LIBOR USD + 0.200%), 07/31/2018 Δ	1,000	1,000
2.368% (1 Month LIBOR USD + 0.440%), 09/06/2018 Δ	3,000	3,003
2.318% (1 Month LIBOR USD + 0.350%), 09/26/2018 Δ	1,000	1,001
Royal Bank of Canada/NY
2.103% (1 Month LIBOR USD + 0.180%), 08/06/2018 Δ	2,000	2,001
Skandinaviska Enskilda Banken/NY
2.136% (1 Month LIBOR USD + 0.160%), 08/30/2018 Δ	250	250
Sumitomo Mitsui Banking Corp/NY
2.185% (1 Month LIBOR USD + 0.250%), 07/18/2018 Δ	3,000	3,001
2.170% (1 Month LIBOR USD + 0.210%), 07/25/2018 Δ	4,000	4,001
2.288% (1 Month LIBOR USD + 0.370%), 08/13/2018 Δ	2,000	2,001
2.209% (1 Month LIBOR USD + 0.300%), 11/02/2018 Δ	6,000	6,002
Sumitomo Mitsui Trust/NY
2.133% (1 Month LIBOR USD + 0.210%), 08/06/2018 Δ	4,000	4,002
2.188% (1 Month LIBOR USD + 0.260%), 09/10/2018 Δ	8,000	8,002
Svenska Handelsbanken/NY
2.068% (1 Month LIBOR USD + 0.140%), 07/09/2018 Δ	5,000	5,001
2.709% (3 Month LIBOR USD + 0.350%), 07/30/2018 Δ	5,000	5,002
2.103% (1 Month LIBOR USD + 0.180%), 09/07/2018 Δ	4,000	4,001
2.108% (1 Month LIBOR USD + 0.180%), 10/09/2018 Δ	1,000	1,000
2.158% (1 Month LIBOR USD + 0.210%), 11/20/2018 Δ	2,000	2,000
Toronto Dominion Bank/NY
2.128% (1 Month LIBOR USD + 0.180%), 06/20/2018 Δ	3,000	3,001
2.318% (3 Month LIBOR USD + 0.140%), 12/18/2018 Δ	4,000	4,000
2.446% (3 Month LIBOR USD + 0.080%), 01/18/2019 Δ	2,000	2,000
Wells Fargo Bank NA
2.099% (1 Month LIBOR USD + 0.170%), 07/10/2018 Δ	3,000	3,001
2.168% (1 Month LIBOR USD + 0.200%), 08/01/2018 Δ	3,000	3,001
2.113% (1 Month LIBOR USD + 0.190%), 08/07/2018 Δ	4,000	4,001
2.107% (1 Month LIBOR USD + 0.200%), 08/28/2018 Δ	2,000	2,001
2.138% (1 Month LIBOR USD + 0.220%), 10/15/2018 Δ	1,700	1,700
2.188% (1 Month LIBOR USD + 0.220%), 10/29/2018 Δ	6,000	6,000
2.196% (1 Month LIBOR USD + 0.220%), 12/03/2018 Δ	6,000	5,999
2.479% (3 Month LIBOR USD + 0.120%), 01/23/2019 Δ	2,000	2,000
Westpac Banking Corp/NY
2.128% (1 Month LIBOR USD + 0.160%), 06/29/2018 Δ	5,000	5,001
2.150% (U.S. Federal Funds Effective Rate + 0.450%), 11/28/2018 Δ	3,000	3,000
2.123% (1 Month LIBOR USD + 0.200%), 12/07/2018 Δ	3,000	3,000
2.137% (1 Month LIBOR USD + 0.230%), 02/01/2019 Δ	2,000	2,000
Total Certificates of Deposit (Cost $209,771)		209,830

Financial Company Commercial Paper - 22.1%
ANZ New Zealand International Ltd
2.109% (1 Month LIBOR USD + 0.180%), 07/10/2018 Δ ■	2,000	2,001
2.188% (1 Month LIBOR USD + 0.260%), 11/09/2018 Δ ■	5,000	5,001
ASB Finance Ltd/London
2.089% (1 Month LIBOR USD + 0.180%), 08/03/2018 Δ ■	4,000	4,001
Australia & New Zealand Banking Group
2.118% (1 Month LIBOR USD + 0.150%), 08/29/2018 Δ ■	3,000	3,001
2.189% (1 Month LIBOR USD + 0.260%), 09/10/2018 Δ ■	5,000	5,002
Bank Nederlandse Gemeenten NV
1.923%, 06/04/2018 ■ ʘ	8,000	7,998
BNZ International Funding
2.108% (1 Month LIBOR USD + 0.180%), 07/09/2018 Δ ■	1,000	1,000
2.503% (3 Month LIBOR USD + 0.150%), 01/17/2019 Δ ■	2,000	2,000
Canadian Imperial Bank of Commerce
2.204% (1 Month LIBOR USD + 0.270%), 11/13/2018 Δ ■	5,000	5,000
CDP Financial Inc
2.273%, 07/12/2018 ■ ʘ	2,000	1,996
2.263%, 07/23/2018 ■ ʘ	10,000	9,971
Commonwealth Bank of Australia
2.178% (1 Month LIBOR USD + 0.210%), 09/28/2018 Δ ■	2,000	2,000
2.119% (1 Month LIBOR USD + 0.200%), 10/15/2018 Δ ■	2,000	2,000
2.148% (1 Month LIBOR USD + 0.200%), 10/19/2018 Δ ■	2,000	2,000
2.165% (1 Month LIBOR USD + 0.230%), 01/18/2019 Δ ■	1,000	1,000
Cooperatieve Rabobank UA
2.130% (1 Month LIBOR USD + 0.150%), 06/29/2018 Δ	5,000	5,001
Danske Corp
2.272%, 07/02/2018 ■ ʘ	3,000	2,995
DZ Bank AG/NY
2.233%, 08/29/2018 ■ ʘ	7,000	6,962
HSBC Bank PLC
2.133% (1 Month LIBOR USD + 0.210%), 11/07/2018 Δ ■	2,000	2,000
ING (US) Funding LLC
2.097% (1 Month LIBOR USD + 0.190%), 08/01/2018 Δ	4,000	4,001
2.123% (1 Month LIBOR USD + 0.200%), 08/07/2018 Δ	1,000	1,000
JP Morgan Securities LLC
2.127% (1 Month LIBOR USD + 0.220%), 06/01/2018 Δ	2,000	2,000
2.139% (1 Month LIBOR USD + 0.230%), 07/02/2018 Δ	4,000	4,001
2.155% (1 Month LIBOR USD + 0.220%), 07/18/2018 Δ ■	6,000	6,002
Macquarie Bank Ltd
2.057%, 06/14/2018 ■ ʘ	2,000	1,999
2.141% (1 Month LIBOR USD + 0.180%), 07/23/2018 Δ ■	3,000	3,001
2.313%, 07/24/2018 ■ ʘ	3,000	2,990
Massachusetts Mutual Life Insurance Co
1.953%, 06/07/2018 ■ ʘ	10,600	10,596
National Australia Bank Ltd
2.058% (1 Month LIBOR USD + 0.140%), 06/12/2018 Δ ■	2,000	2,000
2.067% (1 Month LIBOR USD + 0.160%), 08/01/2018 Δ ■	9,000	9,003
Nederlandse Waterschaps
1.751%, 06/01/2018 ■ ʘ	10,000	9,999
1.751%, 06/07/2018 ʘ	20,000	19,993
Ontario Teachers’ Finance Trust
2.229% (1 Month LIBOR USD + 0.300%), 01/11/2019 Δ ■	5,000	5,002
PSP Capital Inc
2.057% (1 Month LIBOR USD + 0.150%), 06/01/2018 Δ ■	3,000	3,000
Suncorp Metway Ltd
1.755%, 06/05/2018 ■ ʘ	1,000	1,000
2.017%, 07/12/2018 ■ ʘ	4,000	3,991
2.486%, 09/04/2018 ■ ʘ	2,000	1,988
2.532%, 10/16/2018 ■ ʘ	3,000	2,971
Toronto Dominion Bank
2.118% (1 Month LIBOR USD + 0.150%), 06/29/2018 Δ ■	2,500	2,501
2.135% (1 Month LIBOR USD + 0.170%), 07/24/2018 Δ ■	5,000	5,002
2.298% (1 Month LIBOR USD + 0.350%), 08/20/2018 Δ ■	4,000	4,003
2.158% (1 Month LIBOR USD + 0.190%), 08/28/2018 Δ ■	1,000	1,000
2.197% (1 Month LIBOR USD + 0.280%), 11/05/2018 Δ ■	5,000	5,002
UBS AG of London
2.138% (1 Month LIBOR USD + 0.220%), 06/12/2018 Δ ■	2,000	2,000
2.234% (1 Month LIBOR USD + 0.300%), 06/15/2018 Δ ■	1,500	1,500
2.083% (1 Month LIBOR USD + 0.160%), 07/05/2018 Δ ■	2,000	2,001
2.597% (3 Month LIBOR USD + 0.260%), 07/10/2018 Δ ■	2,500	2,502
2.163% (1 Month LIBOR USD + 0.240%), 08/06/2018 Δ ■	3,000	3,001
2.593% (3 Month LIBOR USD + 0.230%), 11/08/2018 Δ ■	6,100	6,108
Westpac Banking Corp
2.128% (1 Month LIBOR USD + 0.160%), 07/27/2018 Δ ■	300	300
2.113% (1 Month LIBOR USD + 0.190%), 09/06/2018 Δ ■	1,500	1,500
2.119% (1 Month LIBOR USD + 0.190%), 09/10/2018 Δ ■	250	250
2.418% (3 Month LIBOR USD + 0.100%), 05/24/2019 Δ	5,000	5,004
Total Financial Company Commercial Paper (Cost $207,099)		207,140

Asset Backed Commercial Paper - 13.6%
CAFCO LLC
2.282%, 06/13/2018 ■ ʘ	5,000	4,997
2.294%, 07/13/2018 ■ ʘ	3,000	2,993
Fairway Finance Corp
2.293%, 07/09/2018 ■ ʘ	5,000	4,989

Kells Funding LLC
2.277%, 07/23/2018 ʘ	17,000	16,948
2.210%, 08/13/2018 ʘ	5,000	4,978
2.243%, 08/16/2018 ■ ʘ	5,000	4,977
Liberty Street Funding LLC
2.014%, 06/18/2018 ■ ʘ	5,000	4,995
2.313%, 07/06/2018 ■ ʘ	3,000	2,994
2.108% (1 Month LIBOR USD + 0.180%), 07/09/2018 Δ ■	1,000	1,000
2.314%, 07/12/2018 ■ ʘ	3,000	2,993
2.283%, 08/10/2018 ■ ʘ	2,000	1,991
2.283%, 08/21/2018 ■ ʘ	3,000	2,985
Manhattan Asset Funding Co
1.953%, 06/12/2018 ■ ʘ	3,000	2,998
2.314%, 07/06/2018 ■ ʘ	5,000	4,990
2.238% (1 Month LIBOR USD + 0.310%), 11/05/2018 Δ ■	3,000	3,001
2.238% (1 Month LIBOR USD + 0.310%), 11/05/2018 Δ ■	4,000	4,001
Nieuw Amsterdam Receivables Corp
1.873%, 06/11/2018 ■ ʘ	10,000	9,994
2.033%, 06/12/2018 ■ ʘ	4,000	3,998
2.139%, 08/09/2018 ʘ	4,000	3,983
Old Line Funding LLC
2.248% (1 Month LIBOR USD + 0.300%), 08/21/2018 Δ ■	2,000	2,000
2.167% (1 Month LIBOR USD + 0.250%), 09/04/2018 Δ ■	3,000	3,001
2.339% (1 Month LIBOR USD + 0.430%), 10/02/2018 Δ ■	5,000	5,001
2.300% (1 Month LIBOR USD + 0.340%), 10/25/2018 Δ ■	6,000	6,000
Starbird Funding Corp
1.720%, 06/01/2018 ʘ	7,000	7,000
Thunder Bay Funding Corp
2.252%, 08/13/2018 ■ ʘ	5,995	5,968
2.248% (1 Month LIBOR USD + 0.300%), 08/21/2018 Δ ■	4,000	4,000
2.263%, 08/29/2018 ʘ	5,000	4,972
Total Asset Backed Commercial Paper (Cost $127,735)		127,747

Non-Negotiable Time Deposits - 12.0%
Credit Agricole Corporate & Investment Bank, Cayman Islands Branch
1.670%, 06/01/2018	38,826	38,826
DNB Bank ASA, Cayman Islands Branch
1.670%, 06/01/2018	37,000	37,000
Skandinaviska Enskilda Banken, Cayman Islands Branch
1.670%, 06/01/2018	37,000	37,000
Total Non-Negotiable Time Deposits (Cost $112,826)		112,826

Non-Financial Company Commercial Paper - 7.3%
Equinor ASA
1.721%, 06/05/2018 ■ ʘ	25,000	24,994
Novartis Finance Corp
1.863%, 06/01/2018 ■ ʘ	10,000	10,000
1.863%, 06/13/2018 ■ ʘ	10,000	9,994
Toyota Credit Canada Inc
2.383% (1 Month LIBOR USD + 0.430%), 10/12/2018 Δ	6,000	6,005
Toyota Motor Credit Corp
2.210%, 06/20/2018 ʘ	6,000	5,994
Toyota Motor Finance Netherlands BV
2.145% (1 Month LIBOR USD + 0.210%), 06/15/2018 Δ	5,000	5,001
2.318% (1 Month LIBOR USD + 0.350%), 10/26/2018 Δ	6,000	6,003
2.336% (1 Month LIBOR USD + 0.360%), 10/30/2018 Δ	1,000	1,001
Total Non-Financial Company Commercial Paper (Cost $68,982)		68,992

Variable Rate Demand Notes # - 1.5%
Broward County, Florida, Embraer Aircraft Holding Inc Project, Series 2007B (LOC: Citibank)
1.780%, 04/01/2035	5,500	5,500
Illinois Educational Facilities Authority, National-Louis University, Series 1999B (LOC: JPMorgan Chase Bank)
1.080%, 06/01/2029	85	85
Massachusetts Development Finance Agency, Babson College Issue, Series 2008B (LOC: Bank of America)
1.710%, 10/01/2031	8,235	8,235
Total Variable Rate Demand Notes (Cost $13,820)		13,820

Other Instruments - 1.0%
Bank of America NA
1.750%, 06/05/2018	1,000	1,000
2.155% (1 Month LIBOR USD + 0.190%), 08/24/2018 Δ	3,000	3,000
Bank of Nova Scotia
1.700%, 06/11/2018	5,800	5,799
Total Other Instruments (Cost $9,799)		9,799

Other Repurchase Agreements - 20.3%
BNP Paribas SA
1.930% (Overnight Bank Funding Rate + 0.230%), dated 05/31/2018, matures 06/01/2018, repurchase price $12,001 (collateralized by various securities: Total market value $12,601) Δ	12,000	12,000
2.000% (Overnight Bank Funding Rate + 0.300%), dated 05/31/2018, matures 07/05/2018, repurchase price $12,029 (collateralized by various securities: Total market value $15,750) Δ ∞	15,000	15,000
Credit Suisse Securities (USA) LLC
1.850%, dated 05/30/2018, matures 06/04/2018, repurchase price $21,005 (collateralized by various securities: Total market value $22,052)	21,000	21,000

HSBC Securities (USA) Inc.
1.800% (Overnight Bank Funding Rate + 0.100%), dated 05/31/2018, matures 06/01/2018, repurchase price $35,002 (collateralized by various securities: Total market value $36,755) Δ	35,000	35,000
ING Financial Markets LLC
1.800% (Overnight Bank Funding Rate + 0.100%), dated 05/31/2018, matures 06/01/2018, repurchase price $24,001 (collateralized by various securities: Total market value $25,200) Δ	24,000	24,000
1.800% (Overnight Bank Funding Rate + 0.100%), dated 05/31/2018, matures 06/01/2018, repurchase price $4,000 (collateralized by various securities: Total market value $4,200) Δ	4,000	4,000
JP Morgan Securities, LLC
2.230%, dated 05/31/2018, matures 07/05/2018, repurchase price $15,033 (collateralized by various securities: Total market value $15,752) ∞	15,000	15,000
MUFG Securities Americas, Inc.
1.800% (Overnight Bank Funding Rate + 0.100%), dated 05/31/2018, matures 06/01/2018, repurchase price $25,001 (collateralized by various securities: Total market value $26,250) Δ	25,000	25,000
1.850%, dated 05/31/2018, matures 06/07/2018, repurchase price $3,001 (collateralized by various securities: Total market value $3,150)	3,000	3,000
Societe Generale SA
1.960% (Overnight Bank Funding Rate + 0.260%), dated 05/31/2018, matures 06/01/2018, repurchase price $37,002 (collateralized by various securities: Total market value $38,615) Δ	37,000	37,000
Total Other Repurchase Agreements (Cost $191,000)		191,000

Total Investments - 100.2% (Cost $941,032)		941,154
Other Assets and Liabilities, Net - (0.2)%		(2,323)
Total Net Assets - 100.0%		$938,831

>	Securities for which market quotations are readily available will be valued at market value on the basis of quotations furnished by a pricing service or provided by securities dealers. If market quotations are not readily available, or if the advisor believes that such quotations do not accurately reflect market prices, the fair value of the fund’s investments will be determined in good faith based upon valuation procedures established by the board of directors. Short-term debt obligations maturing in sixty days or less may be valued at amortized cost where the advisor believes that it approximates market value. Shares of other money market funds are valued at their most current NAV.

Δ	Variable Rate Security - The rate shown is the rate in effect as of May 31, 2018.

■	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” As of May 31, 2018, the value of these investments was $300,994 or 32.1% of total net assets.

ʘ	Discounted Security - This security makes no periodic interest payments, but is issued at a discount from par value. The rate shown is the annualized yield at the time of purchase.

#	Adjustable Rate Security - The rate is determined by the Remarketing Agent.

∞	Illiquid Security - A security may be considered illiquid if it lacks a readily available market. As of May 31, 2018, the value of these investments was $30,000 or 3.2% of total net assets.

LOC	-	Letter of Credit

Summary of Fair Value Exposure

United States generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3	-	Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments).

The fair value levels are not necessarily an indication of the risk associated with investing in these investments.

As of May 31, 2018, the fund’s investments were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value
Certificates of Deposit	$—	$209,830	$—	209,830
Financial Company Commercial Paper	—	207,140	—	207,140
Other Repurchase Agreements	—	191,000	—	191,000
Asset Backed Commercial Paper	—	127,747	—	127,747
Non-Negotiable Time Deposits	—	112,826	—	112,826
Non-Financial Company Commercial Paper	—	68,992	—	68,992
Variable Rate Demand Notes	—	13,820	—	13,820
Other Instruments	—	9,799	—	9,799
Total Investments	$—	$941,154	$—	$941,154

During the nine-month period ended May 31, 2018, there were no transfers between fair value levels, and the fund’s portfolio did not hold any securities deemed to be Level 3.

Certain Transfers Accounted for as Secured Borrowings

Remaining Contractual Maturity of the Agreements	Overnight and Continuous	Up to 30 Days	31-90 Days	Total
Repurchase Agreements
Other	$137,000	$24,000	$30,000	$191,000
Total Borrowings	$137,000	$24,000	$30,000	$191,000

Schedule of Investments May 31, 2018 (unaudited), all dollars rounded to thousands (000 omitted)

Retail Prime Obligations Fund
DESCRIPTION	PAR	VALUE >
Certificates of Deposit - 29.4%
Banco del Estado de Chile/NY
2.129% (1 Month LIBOR USD + 0.200%), 06/11/2018 Δ	$2,000	$2,000
2.159% (1 Month LIBOR USD + 0.220%), 07/17/2018 Δ	20,000	20,000
2.389% (1 Month LIBOR USD + 0.460%), 10/11/2018 Δ	5,000	5,000
2.318% (1 Month LIBOR USD + 0.350%), 10/29/2018 Δ	15,000	15,000
2.195% (1 Month LIBOR USD + 0.260%), 11/19/2018 Δ	7,000	7,000
Bank of Montreal/Chicago
2.069% (1 Month LIBOR USD + 0.150%), 06/15/2018 Δ	10,000	10,000
2.138% (1 Month LIBOR USD + 0.220%), 09/14/2018 Δ	5,000	5,000
2.215% (1 Month LIBOR USD + 0.250%), 09/24/2018 Δ	20,000	20,000
Bank of Nova Scotia/Houston
2.123% (1 Month LIBOR USD + 0.200%), 07/06/2018 Δ	10,000	10,000
2.378% (1 Month LIBOR USD + 0.430%), 10/19/2018 Δ	25,000	25,000
Canadian Imperial Bank of Commerce/NY
2.089% (1 Month LIBOR USD + 0.180%), 08/02/2018 Δ	8,000	8,000
2.378% (1 Month LIBOR USD + 0.430%), 09/20/2018 Δ	20,000	20,000
2.198% (1 Month LIBOR USD + 0.270%), 11/07/2018 Δ	23,000	23,000
2.267% (1 Month LIBOR USD + 0.350%), 12/04/2018 Δ	15,000	15,000
Commonwealth Bank of Australia/NY
2.083% (1 Month LIBOR USD + 0.160%), 06/08/2018 Δ	10,000	10,000
Cooperatieve Rabobank UA/NY
2.099% (1 Month LIBOR USD + 0.170%), 08/13/2018 Δ	10,000	10,000
2.118% (1 Month LIBOR USD + 0.200%), 11/13/2018 Δ	15,000	15,000
Credit Suisse/NY
2.339% (1 Month LIBOR USD + 0.400%), 09/17/2018 Δ	20,000	20,000
DZ Bank AG/NY
2.300%, 07/03/2018	30,000	30,000
HSBC Bank USA NA
2.069% (1 Month LIBOR USD + 0.160%), 07/02/2018 Δ	12,000	12,000
2.263% (1 Month LIBOR USD + 0.340%), 02/08/2019 Δ	25,000	25,000
Lloyds Bank PLC/NY
2.073% (1 Month LIBOR USD + 0.150%), 07/05/2018 Δ	20,000	20,000
2.303% (1 Month LIBOR USD + 0.380%), 10/05/2018 Δ	25,000	25,000
Mitsubishi UFJ Trust & Banking Corp/NY
2.139% (1 Month LIBOR USD + 0.210%), 07/11/2018 Δ	10,000	10,000
2.168% (1 Month LIBOR USD + 0.250%), 08/13/2018 Δ	15,000	15,000
2.207% (1 Month LIBOR USD + 0.290%), 09/04/2018 Δ	10,000	10,000
Mizuho Bank Ltd/NY
2.133% (1 Month LIBOR USD + 0.210%), 08/06/2018 Δ	24,000	24,000
2.215% (1 Month LIBOR USD + 0.250%), 11/26/2018 Δ	10,000	10,000
Natixis/NY
2.180% (1 Month LIBOR USD + 0.200%), 07/31/2018 Δ	14,000	14,000
2.368% (1 Month LIBOR USD + 0.440%), 09/06/2018 Δ	10,000	10,000
2.318% (1 Month LIBOR USD + 0.350%), 09/26/2018 Δ	10,000	10,000
Royal Bank of Canada/NY
2.103% (1 Month LIBOR USD + 0.180%), 08/06/2018 Δ	10,000	10,000
Sumitomo Mitsui Banking Corp/NY
2.190% (1 Month LIBOR USD + 0.210%), 07/31/2018 Δ	25,000	25,000
2.288% (1 Month LIBOR USD + 0.370%), 08/13/2018 Δ	3,000	3,000
2.209% (1 Month LIBOR USD + 0.300%), 11/02/2018 Δ	20,000	20,000
Sumitomo Mitsui Trust/NY
2.133% (1 Month LIBOR USD + 0.210%), 08/06/2018 Δ	19,000	19,000
2.188% (1 Month LIBOR USD + 0.260%), 09/10/2018 Δ	25,000	25,000
Svenska Handelsbanken/NY
2.068% (1 Month LIBOR USD + 0.140%), 07/09/2018 Δ	20,000	20,000
2.709% (3 Month LIBOR USD + 0.350%), 07/30/2018 Δ	13,750	13,758
2.103% (1 Month LIBOR USD + 0.180%), 09/07/2018 Δ	23,500	23,500
2.158% (1 Month LIBOR USD + 0.210%), 11/20/2018 Δ	23,000	23,000
Toronto Dominion Bank/NY
2.128% (1 Month LIBOR USD + 0.180%), 06/20/2018 Δ	15,000	15,000
2.243% (1 Month LIBOR USD + 0.320%), 09/05/2018 Δ	5,000	5,000
2.149% (1 Month LIBOR USD + 0.230%), 12/17/2018 Δ	15,000	15,000
2.446% (3 Month LIBOR USD + 0.080%), 01/18/2019 Δ	8,000	8,000
Wells Fargo Bank NA
2.099% (1 Month LIBOR USD + 0.170%), 07/10/2018 Δ	10,000	10,000
2.113% (1 Month LIBOR USD + 0.190%), 08/07/2018 Δ	26,000	26,000
2.107% (1 Month LIBOR USD + 0.200%), 08/28/2018 Δ	10,000	10,000

2.188% (1 Month LIBOR USD + 0.220%), 10/29/2018 Δ	13,000	12,995
2.196% (1 Month LIBOR USD + 0.220%), 12/03/2018 Δ	14,000	14,000
2.479% (3 Month LIBOR USD + 0.120%), 01/23/2019 Δ	8,000	8,000
Westpac Banking Corp/NY
2.128% (1 Month LIBOR USD + 0.160%), 06/29/2018 Δ	15,000	15,000
2.123% (1 Month LIBOR USD + 0.200%), 12/07/2018 Δ	20,000	20,000
2.137% (1 Month LIBOR USD + 0.230%), 02/01/2019 Δ	5,000	5,000
Total Certificates of Deposit (Cost $801,253)		801,253

Financial Company Commercial Paper - 20.4%
ANZ New Zealand International Ltd
2.059% (1 Month LIBOR USD + 0.150%), 07/03/2018 Δ ■	10,000	10,000
2.109% (1 Month LIBOR USD + 0.180%), 07/10/2018 Δ ■	15,000	15,000
2.188% (1 Month LIBOR USD + 0.260%), 11/09/2018 Δ ■	10,000	10,000
ASB Finance Ltd/London
2.089% (1 Month LIBOR USD + 0.180%), 08/03/2018 Δ ■	4,000	3,999
2.489% (3 Month LIBOR USD + 0.150%), 01/04/2019 Δ ■	10,000	10,000
Australia & New Zealand Banking Group LTD
2.189% (1 Month LIBOR USD + 0.260%), 09/10/2018 Δ ■	15,000	15,000
BNZ International Funding
2.108% (1 Month LIBOR USD + 0.180%), 07/09/2018 Δ ■	5,000	5,000
2.503% (3 Month LIBOR USD + 0.150%), 01/17/2019 Δ ■	25,000	25,000
Canadian Imperial Bank of Commerce
2.204% (1 Month LIBOR USD + 0.270%), 11/13/2018 Δ ■	15,000	15,000
CDP Financial Inc
2.273%, 07/12/2018 ■ ʘ	18,000	17,954
2.263%, 07/23/2018 ■ ʘ	14,300	14,253
2.273%, 08/13/2018 ■ ʘ	13,700	13,639
Commonwealth Bank of Australia
2.178% (1 Month LIBOR USD + 0.210%), 09/28/2018 Δ ■	10,000	10,000
2.148% (1 Month LIBOR USD + 0.200%), 10/19/2018 Δ ■	15,000	15,000
Cooperatieve Rabobank UA
2.130% (1 Month LIBOR USD + 0.150%), 06/29/2018 Δ	11,000	11,001
Danske Corp
2.272%, 07/02/2018 ■ ʘ	7,415	7,401
DZ Bank AG/NY
2.233%, 08/29/2018 ■ ʘ	20,000	19,890
HSBC Bank PLC
2.133% (1 Month LIBOR USD + 0.210%), 11/07/2018 Δ ■	26,000	26,000
ING (US) Funding LLC
2.113% (1 Month LIBOR USD + 0.190%), 07/05/2018 Δ	13,000	13,000
2.097% (1 Month LIBOR USD + 0.190%), 08/01/2018 Δ	15,000	15,000
2.123% (1 Month LIBOR USD + 0.200%), 08/07/2018 Δ	8,000	8,000
JP Morgan Securities LLC
2.127% (1 Month LIBOR USD + 0.220%), 06/01/2018 Δ	20,000	20,000
2.139% (1 Month LIBOR USD + 0.230%), 07/02/2018 Δ	10,000	10,000
2.155% (1 Month LIBOR USD + 0.220%), 07/18/2018 Δ ■	11,000	11,000
2.176% (1 Month LIBOR USD + 0.200%), 07/30/2018 Δ	5,000	5,000
Macquarie Bank Ltd
2.057%, 06/14/2018 ■ ʘ	8,000	7,994
2.310% (1 Month LIBOR USD + 0.350%), 10/25/2018 Δ ■	10,000	10,000
National Australia Bank Ltd
2.058% (1 Month LIBOR USD + 0.140%), 06/12/2018 Δ ■	20,000	20,000
2.067% (1 Month LIBOR USD + 0.160%), 08/01/2018 Δ ■	20,000	20,000
Nederlandse Waterschaps
1.751%, 06/01/2018 ■ ʘ	25,000	25,000
Nordea Bank AB
2.006%, 07/10/2018 ■ ʘ	8,500	8,482
Ontario Teachers’ Finance Trust
2.229% (1 Month LIBOR USD + 0.300%), 01/11/2019 Δ ■	15,000	15,000
PSP Capital Inc
2.057% (1 Month LIBOR USD + 0.150%), 06/01/2018 Δ ■	15,000	15,000
Suncorp Metway Ltd
1.755%, 06/05/2018 ■ ʘ	2,000	1,999
2.017%, 07/12/2018 ■ ʘ	21,000	20,952
2.486%, 09/04/2018 ■ ʘ	23,000	22,851
2.532%, 10/16/2018 ■ ʘ	2,000	1,981
Toronto Dominion Bank
2.118% (1 Month LIBOR USD + 0.150%), 06/29/2018 Δ ■	7,500	7,500
2.298% (1 Month LIBOR USD + 0.350%), 08/20/2018 Δ ■	25,000	25,000
2.158% (1 Month LIBOR USD + 0.190%), 08/28/2018 Δ ■	3,000	3,000

UBS AG of London
2.138% (1 Month LIBOR USD + 0.220%), 06/12/2018 Δ ■	8,000	8,000
2.083% (1 Month LIBOR USD + 0.160%), 07/05/2018 Δ ■	10,000	10,000
2.163% (1 Month LIBOR USD + 0.240%), 08/06/2018 Δ ■	7,000	7,001
Total Financial Company Commercial Paper (Cost $555,897)		555,897

Non-Negotiable Time Deposits - 14.1%
Credit Agricole Corporate & Investment Bank, Cayman Islands Branch
1.670%, 06/01/2018	116,905	116,905
DNB Bank ASA, Cayman Islands Branch
1.670%, 06/01/2018	133,000	133,000
Skandinaviska Enskilda Banken, Cayman Islands Branch
1.670%, 06/01/2018	133,000	133,000
Total Non-Negotiable Time Deposits (Cost $382,905)		382,905

Asset Backed Commercial Paper - 12.8%
Atlantic Asset Securities LLC
2.209% (1 Month LIBOR USD + 0.300%), 11/05/2018 Δ ■	10,000	10,000
CAFCO LLC
2.282%, 06/13/2018 ■ ʘ	25,000	24,981
2.274%, 08/21/2018 ■ ʘ	15,000	14,924
Fairway Finance Corp
2.252%, 08/21/2018 ■ ʘ	15,000	14,925
2.233% (1 Month LIBOR USD + 0.310%), 09/10/2018 Δ ■	10,000	10,000
2.279% (1 Month LIBOR USD + 0.340%), 09/17/2018 Δ ■	15,000	15,000
Kells Funding LLC
2.314%, 07/10/2018 ʘ	40,000	39,900
2.273%, 07/23/2018 ʘ	10,000	9,968
2.243%, 08/16/2018 ■ ʘ	25,000	24,882
Liberty Street Funding LLC
2.202%, 06/12/2018 ■ ʘ	20,000	19,987
2.014%, 06/18/2018 ■ ʘ	10,000	9,990
Manhattan Asset Funding Co
2.314%, 07/06/2018 ■ ʘ	20,000	19,955
2.238% (1 Month LIBOR USD + 0.310%), 11/05/2018 Δ ■	7,000	7,000
2.238% (1 Month LIBOR USD + 0.310%), 11/05/2018 Δ ■	4,000	4,000
Nieuw Amsterdam Receivables Corp
1.852%, 06/11/2018 ■ ʘ	5,000	4,997
2.033%, 06/12/2018 ■ ʘ	10,000	9,994
Old Line Funding LLC
2.248% (1 Month LIBOR USD + 0.300%), 08/21/2018 Δ ■	25,000	25,000
2.167% (1 Month LIBOR USD + 0.250%), 09/04/2018 Δ ■	10,000	10,000
2.339% (1 Month LIBOR USD + 0.430%), 10/02/2018 Δ ■	20,000	20,000
Starbird Funding Corp
1.720%, 06/01/2018 ʘ	17,000	17,000
Thunder Bay Funding Corp
2.248% (1 Month LIBOR USD + 0.300%), 08/21/2018 Δ ■	26,000	26,000
2.263%, 08/29/2018 ʘ	10,000	9,944
Total Asset Backed Commercial Paper (Cost $348,447)		348,447

Non-Financial Company Commercial Paper - 2.6%
Novartis Finance Corp
1.802%, 06/04/2018 ■ ʘ	3,000	2,999
Toyota Credit Canada Inc
2.383% (1 Month LIBOR USD + 0.430%), 10/12/2018 Δ	10,000	10,000
Toyota Motor Finance Netherlands BV
2.145% (1 Month LIBOR USD + 0.210%), 06/15/2018 Δ	13,000	13,000
2.318% (1 Month LIBOR USD + 0.350%), 10/26/2018 Δ	15,000	15,000
2.336% (1 Month LIBOR USD + 0.360%), 10/30/2018 Δ	10,000	10,000
2.218% (1 Month LIBOR USD + 0.300%), 12/07/2018 Δ	20,000	20,000
Total Non-Financial Company Commercial Paper (Cost $70,999)		70,999

Variable Rate Demand Note # - 0.5%
Mayor and City Council of Baltimore, Maryland, Baltimore City Parking System Facilities, Series 2008 (LOC: Bank of America)
1.740%, 07/01/2032	14,700	14,700
(Cost $14,700)

Other Instrument - 0.3%
Bank of America NA
1.750%, 06/05/2018	7,100	7,100
(Cost $7,100)

Other Repurchase Agreements - 20.0%
BNP Paribas SA
1.930% (Overnight Bank Funding Rate + 0.230%), dated 05/31/2018, matures 06/01/2018, repurchase price $47,003 (collateralized by various securities: Total market value $49,350) Δ	47,000	47,000
2.000% (Overnight Bank Funding Rate + 0.300%), dated 05/31/2018, matures 07/5/2018, repurchase price $15,029 (collateralized by various securities: Total market value $15,750) Δ ∞	15,000	15,000
Credit Suisse Securities (USA) LLC
1.850%, dated 05/30/2018, matures 06/04/2018, repurchase price $64,016 (collateralized by various securities: Total market value $67,201)	64,000	64,000
2.400% (1 Month LIBOR USD + 0.400%), dated 05/31/2018, matures 07/5/2018, repurchase price $20,047 (collateralized by various securities: Total market value $21,000) Δ ∞	20,000	20,000
HSBC Securities (USA) Inc.
1.900% (Overnight Bank Funding Rate + 0.200%), dated 05/31/2018, matures 06/01/2018, repurchase price $55,003 (collateralized by various securities: Total market value $57,751) Δ	55,000	55,000
ING Financial Markets LLC
1.800% (Overnight Bank Funding Rate + 0.100%), dated 05/31/2018, matures 06/01/2018, repurchase price $68,003 (collateralized by various securities: Total market value $71,400) Δ	68,000	68,000
1.800% (Overnight Bank Funding Rate + 0.100%), dated 05/31/2018, matures 06/01/2018, repurchase price $10,001 (collateralized by various securities: Total market value $10,500) Δ	10,000	10,000
JP Morgan Securities, LLC
2.230%, dated 05/31/2018, matures 07/5/2018, repurchase price $30,065 (collateralized by various securities: Total market value $31,500) ∞	30,000	30,000
Merrill Lynch, Pierce, Fenner & Smith Incorporated
2.020% (Overnight Bank Funding Rate + 0.320%), dated 05/31/2018, matures 09/3/2018, repurchase price $25,133 (collateralized by various securities: Total market value $27,318) Δ ∞	25,000	25,000
MUFG Securities Americas, Inc.
1.800% (Overnight Bank Funding Rate + 0.100%), dated 05/31/2018, matures 06/01/2018, repurchase price $68,003 (collateralized by various securities: Total market value $71,400) Δ	68,000	68,000
1.850%, dated 05/31/2018, matures 06/07/2018, repurchase price $9,003 (collateralized by various securities: Total market value 9,450)	9,000	9,000
Societe Generale SA
1.960% (Overnight Bank Funding Rate + 0.260%), dated 05/31/2018, matures 06/01/2018, repurchase price $135,007 (collateralized by various securities: Total market value $141,750) Δ	135,000	135,000
Total Other Repurchase Agreements (Cost $546,000)		546,000

Total Investments - 100.1% (Cost $2,727,301)		2,727,301
Other Assets and Liabilities, Net - (0.1)%		(2,746)
Total Net Assets - 100.0%		$2,724,555

>	Investment securities held are stated at amortized cost (except for investments in other money market funds which are valued at their most current NAV), which approximates fair value. Under the amortized cost method, any discount or premium is amortized ratably to the final maturity of the security and is included in interest income. In accordance with Rule 2a-7 of the Investment Company Act, the fair values of the securities held in the fund are determined using prices supplied by the fund’s independent pricing services, which are compared to the securities’ amortized cost. If the advisor concludes that the price obtained from the pricing service is not reliable, or if the pricing service does not provide a price for a security, the advisor will use the fair value of the security for purposes of this comparison, which will be determined pursuant to procedures approved by the board of directors. If the difference between the aggregate market value and aggregate amortized cost of all securities held by the fund exceeds 0.25%, the funds’ administrator will notify the funds’ board of directors and will monitor the deviation on a daily basis. If the difference exceeds 0.50%, a meeting of the fund’s board of directors will be convened and the board will determine what action, if any, to take. During the nine-month period ended May 31, 2018, the difference between the aggregate market value and the aggregate amortized cost of all securities in the fund did not exceed 0.25% on any day of the period.

Δ	Variable Rate Security - The rate shown is the rate in effect as of May 31, 2018.

■	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” As of May 31, 2018, the value of these investments was $748,530 or 27.5% of total net assets.

ʘ	Discounted Security - This security makes no periodic interest payments, but is issued at a discount from par value. The rate shown is the annualized yield at the time of purchase.

#	Adjustable Rate Security - The rate is determined by the Remarketing Agent.

∞	Illiquid Security - A security may be considered illiquid if it lacks a readily available market. As of May 31, 2018, the value of these investments was $90,000 or 3.3% of total net assets.

LOC	-	Letter of Credit

Summary of Fair Value Exposure

United States generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3	-	Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments).

The fair value levels are not necessarily an indication of the risk associated with investing in these securities.

As of May 31, 2018, the fund’s investments were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value
Certificates of Deposit	$—	$801,253	$—	$801,253
Financial Company Commercial Paper	—	555,897	—	555,897
Other Repurchase Agreements	—	546,000	—	546,000
Non-Negotiable Time Deposits	—	382,905	—	382,905
Asset Backed Commercial Paper	—	348,447	—	348,447
Non-Financial Company Commercial Paper	—	70,999	—	70,999
Variable Rate Demand Note	—	14,700	—	14,700
Other Instrument	—	7,100	—	7,100
Total Investments	$—	$2,727,301	$—	$2,727,301

During the nine-month period ended May 31, 2018, there were no transfers between fair value levels, and the fund’s portfolio did not hold any securities deemed to be Level 3.

Certain Transfers Accounted for as Secured Borrowings

Remaining Contractual Maturity of the Agreements	Overnight and Continuous	Up to 30 Days	31-90 Days	Over 91 Days	Total
Repurchase Agreements
Other	$383,000	$73,000	$65,000	$25,000	$546,000
Total Borrowings	$383,000	$73,000	$65,000	$25,000	$546,000

Schedule of Investments May 31, 2018 (unaudited), all dollars rounded to thousands (000 omitted)

Retail Tax Free Obligations Fund
DESCRIPTION	PAR	VALUE >
Municipal Debt # - 77.6%
California - 0.2%
California Housing Finance Agency, Montecito Village Apartments Project, 2009 Issue B (GTD: FHLMC)
1.020%, 04/01/2043	$950	$950
Colorado - 1.5%
Colorado Educational & Cultural Facilities Authority, The Nature Conservancy, Series 2002A
1.030%, 07/01/2027	6,500	6,500
Connecticut - 1.4%
State of Connecticut Health and Educational Facilities Authority, Greenwich Hospital Issue, Series C (LOC: Bank of America)
1.150%, 07/01/2026	5,735	5,735
District of Columbia - 1.6%
District of Columbia, Medlantic/Helix Issue, Series 1998A (LOC: PNC Bank)
1.020%, 08/15/2038	3,355	3,355
District of Columbia, Progressive Life Center, Series 2008A (LOC: Branch Banking & Trust)
1.050%, 01/01/2033	1,985	1,985
District of Columbia, The Pew Charitable Trusts Issue, Series 2008A (LOC: PNC Bank)
1.050%, 04/01/2038	1,445	1,445
		6,785
Florida - 0.9%
Orange County Health Facilities Authority, Orlando Regional Healthcare, Series 2008E (LOC: Branch Banking & Trust)
1.110%, 10/01/2026	4,000	4,000
Illinois - 14.8%
Illinois Education Facilities Authority, Newberry Library, Series 1988 (LOC: Northern Trust Company)
1.080%, 03/01/2028	1,100	1,100
Illinois Education Facilities Authority, The Adler Planetarium, Series 1997 (LOC: PNC Bank)
1.080%, 04/01/2031	5,000	5,000
Illinois Finance Authority, Richard Driehaus Foundation, Series 2005 (LOC: Northern Trust Company)
1.100%, 02/01/2035	12,100	12,100
Illinois Finance Authority, The Carle Foundation, Series 2009C (LOC: Northern Trust Company)
1.070%, 02/15/2033	4,100	4,100
Illinois Finance Authority, The Latin School of Chicago Project, Series 2005A (LOC: JPMorgan Chase Bank)
1.080%, 08/01/2028	10,095	10,095
Illinois Finance Authority, The University of Chicago Medical Center, Series 2009E (LOC: Wells Fargo Bank)
0.900%, 08/01/2043	770	770
Illinois Housing Development Authority, Multi-Family Housing Revenue Bonds, Series 2008 (GTD: FHLMC)
1.220%, 08/01/2038	7,145	7,145
The County of Cook, Illinois, Bernard Zell Anshe Emet Day School Project, Series 2005 (LOC: JPMorgan Chase Bank)
1.100%, 05/01/2035	7,200	7,200
University of Illinois Health Services Facilities System Revenue Bonds, Series 1997B (LOC: Wells Fargo Bank)
1.080%, 10/01/2026	4,500	4,500
University of Illinois, UIC South Campus Development Project Revenue Refunding Bonds, Series 2008 (LOC: JPMorgan Chase Bank)
1.080%, 01/15/2022	10,955	10,955
		62,965
Louisiana - 4.3%
Louisiana Public Facilities Authority, CHRISTUS Health, Series 2009B-2 (LOC: Bank of New York Mellon)
1.020%, 07/01/2047	3,250	3,250
Louisiana Public Facilities Authority, CHRISTUS Health, Series 2009B-3 (LOC: Bank of New York Mellon)
1.080%, 07/01/2047	3,125	3,125
Parish of St. James, Louisiana, Nustar Logistics, L.P. Project, Series 2010B (LOC: MUFG Bank Ltd.)
1.100%, 12/01/2040	12,070	12,070
		18,445
Maryland - 4.7%
Maryland Health & Higher Educational Facilities Authority, Anne Arundel Health System Issue, Series 2009B (LOC: Bank of America)
1.010%, 07/01/2043	7,000	7,000
Maryland Health & Higher Educational Facilities Authority, Pooled Loan Program, Series 1985A (LOC: TD Bank)
1.000%, 04/01/2035	6,700	6,700
Maryland Health & Higher Educational Facilities Authority, University of Maryland Medical System, Series 2007A (LOC: Wells Fargo Bank)
1.080%, 07/01/2034	6,050	6,050
		19,750
Michigan - 2.0%
State Building Authority, State of Michigan, Series I (LOC: Citibank)
1.030%, 10/15/2052	8,700	8,700
Minnesota - 5.0%
City of Minnetonka, The Cliffs at Ridgedale, Series 1995 (GTD: FNMA)
1.280%, 09/15/2025	8,150	8,150
Minnesota Higher Education Facilities Authority, Macalester College, Series Five-Q
1.140%, 03/01/2033	5,110	5,110
Minnesota Higher Education Facilities Authority, Macalester College, Series Three-Z
1.140%, 03/01/2024	3,400	3,400
Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2015G (SPA: Royal Bank of Canada)
1.070%, 01/01/2034	4,500	4,500
		21,160
Mississippi - 0.2%
Mississippi Business Finance Corporation, Chevron USA Inc Project, Series 2009C
0.890%, 12/01/2030	500	500

Mississippi Business Finance Corporation, Chevron USA Inc Project, Series 2009E
0.850%, 12/01/2030	200	200
Mississippi Business Finance Corporation, Chevron USA Inc Project, Series 2009F
0.850%, 12/01/2030	200	200
Mississippi Business Finance Corporation, Chevron USA Inc Project, Series 2010H
0.850%, 11/01/2035	100	100
		1,000
Missouri - 1.5%
Health and Educational Facilities Authority of the State of Missouri, Bethesda Health Group Inc, Series 2013B (LOC: Bank of America)
0.910%, 08/01/2041	6,245	6,245
Nevada - 4.5%
City of Reno, Nevada, Re-TRAC-Reno Transportation Rail Access Corridor Project, Series 2008A (LOC: Bank of New York Mellon)
1.000%, 06/01/2042	5,790	5,790
Clark County, Nevada, Airport System Subordinate Lien Revenue Bonds, Series 2008D-3 (LOC: Bank of America)
1.020%, 07/01/2029	13,130	13,130
		18,920
New York - 6.6%
Dormitory Authority of the State of New York Mental Health Services Facilities Improvement Revenue Bonds, Series 2003D-2H (LOC: Royal Bank of Canada)
1.070%, 02/15/2031	8,700	8,700
Metropolitan Transportation Authority, Series 2015E-2 (LOC: MUFG Bank Ltd.)
0.960%, 11/15/2050	4,255	4,255
The City of New York, General Obligation Bonds, Fiscal 2012 Series A-4 (LOC: MUFG Bank Ltd.)
1.070%, 08/01/2038	15,000	15,000
		27,955
Ohio - 7.4%
City of Blue Ash, Ursuline Academy of Cincinnati, Series 2008 (LOC: PNC Bank)
1.190%, 06/01/2031	11,115	11,115
City of Middletown, Ohio, Hospital Facilities, Atrium Medical Center Obligated Group, Series 2008A (LOC: PNC Bank)
1.070%, 11/15/2039	9,800	9,800
County of Hamilton, Ohio, St. Xavier High School Project, Series 2003 (LOC: PNC Bank)
1.190%, 04/01/2028	6,035	6,035
Ohio Air Quality Development Authority, Ohio Valley Electric Corporation Project, Series 2009D (LOC: MUFG Bank Ltd.)
1.100%, 02/01/2026	4,450	4,450
		31,400
Rhode Island - 3.3%
Narragansett Bay Commission, Wastewater System Revenue Refunding Bonds, 2008 Series A (LOC: TD Bank)
1.020%, 09/01/2034	13,900	13,900
Tennessee - 1.2%
The Public Building Authority of Sevier County, Tennessee, Revenue Program B, Series V-C-1 (GTD:FHLB)
1.100%, 06/01/2025	5,030	5,030
Texas - 2.8%
Lower Neches Valley Authority Industrial Development Corporation, ExxonMobil Project, Series 2010
0.920%, 11/01/2038	8,855	8,855
Lower Neches Valley Authority Industrial Development Corporation, ExxonMobil Project, Series 2011
0.920%, 11/01/2051	500	500
Lower Neches Valley Authority Industrial Development Corporation, ExxonMobil Project, Series 2012
0.920%, 05/01/2046	2,500	2,500
		11,855
Virginia - 7.2%
Industrial Development Authority of Fairfax County, Virginia, Inova Health System Project, Series 2005C-1 (LOC: Northern Trust Company)
1.060%, 05/15/2026	5,000	5,000
Industrial Development Authority of Loudoun County, Virginia, Howard Hughes Medical Institute Issue, Series 2003E
0.980%, 02/15/2038	3,760	3,760
Industrial Development Authority of Loudoun County, Virginia, Howard Hughes Medical Institute Issue, Series, 2003B
1.020%, 02/15/2038	4,100	4,100
Loudoun County Industrial Development Authority, Howard Hughes Medical Institute, Series 2003F
0.980%, 02/15/2038	10,480	10,480
Portsmouth Redevelopment & Housing Authority, Phoebus Square Apartments, Series 2008 (GTD: FHLMC)
1.090%, 04/01/2048	7,200	7,200
		30,540
West Virginia - 4.0%
West Virginia Hospital Finance Authority, Cabell Huntington Hospital, Inc, Series 2008B (LOC: Branch Banking & Trust)
1.070%, 01/01/2034	17,000	17,000
Wisconsin - 2.5%
Wisconsin Health and Educational Facilities Authority, Aurora Health Care, Inc, Series 1999C (LOC: JPMorgan Chase Bank)
1.080%, 02/15/2029	10,455	10,455
Total Municipal Debt (Cost $329,290)		329,290

Non-Financial Company Commercial Paper - 4.0%
University of Michigan
1.620%, 07/05/2018	17,000	17,000
(Cost $17,000)

Other Municipal Securities - 18.5%
Hamilton Southeastern Consolidated School Building Corp, Hamilton County, Indiana, Series 2018
3.000%, 12/15/2018 «	2,550	2,565
State of Colorado, Series 2017A
5.000%, 06/27/2018	7,100	7,118

State of Maryland, Second Series B
5.000%, 08/01/2018	15,000	15,091
State of Oregon, Series 2017A
5.000%, 09/28/2018	15,000	15,179
State of Tennessee, Refunding Series 2012A
5.000%, 08/01/2018	11,850	11,921
State of Texas, Tax and Revenue Anticipation Notes, Series 2017
4.000%, 08/30/2018	15,000	15,099
State of Washington, Series R-2011B
5.000%, 07/01/2018	11,800	11,832
Total Other Municipal Securities (Cost $78,805)		78,805

Total Investments - 100.1% (Cost $425,095)		425,095
Other Assets and Liabilities, Net - (0.1)%		(628)
Total Net Assets - 100.0%		$424,467

>	Investment securities held are stated at amortized cost (except for investments in other money market funds which are valued at their most current NAV), which approximates fair value. Under the amortized cost method, any discount or premium is amortized ratably to the final maturity of the security and is included in interest income. In accordance with Rule 2a-7 of the Investment Company Act, the fair values of the securities held in the fund are determined using prices supplied by the fund’s independent pricing services, which are compared to the securities’ amortized cost. If the advisor concludes that the price obtained from the pricing service is not reliable, or if the pricing service does not provide a price for a security, the advisor will use the fair value of the security for purposes of this comparison, which will be determined pursuant to procedures approved by the board of directors. If the difference between the aggregate market value and aggregate amortized cost of all securities held by a fund exceeds 0.25%, the funds’ administrator will notify the funds’ board of directors and will monitor the deviation on a daily basis. If the difference exceeds 0.50%, a meeting of the fund’s board of directors will be convened and the board will determine what action, if any, to take. During the nine-month period ended May 31, 2018, the difference between the aggregate market value and the aggregate amortized cost of all securities in the fund did not exceed 0.25% on any day of the period.

#	Adjustable Rate Security - The rate is determined by the Remarketing Agent.

«	Security purchased on a when-issued basis. On May 31, 2018, the total cost of investments purchased or a when-issued basis was $2,565 or 0.6% of total net assets.

FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Association
FNMA		Federal National Mortgage Association
GTD	-	Guaranteed
LOC	-	Letter of Credit
SPA	-	Standby Purchase Agreement

Summary of Fair Value Exposure

United States generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3	-	Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments).

The fair value levels are not necessarily an indication of the risk associated with investing in these securities.

As of May 31, 2018, the fund’s investments were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value
Municipal Debt	$—	$329,290	$—	$329,290
Non-Financial Commercial Paper	—	17,000	—	17,000
Other Municipal Securities	—	78,805	—	78,805
Total Investments	$—	$425,095	$—	$425,095

During the nine-month period ended May 31, 2018, there were no transfers between fair value levels, and the fund’s portfolio did not hold any securities deemed to be Level 3.

Schedule of Investments May 31, 2018 (unaudited), all dollars rounded to thousands (000 omitted)

Treasury Obligations Fund
DESCRIPTION	PAR	VALUE >
U.S. Treasury Debt - 36.5%
U.S. Treasury Bills U
1.337%, 06/14/2018	$50,000	$49,973
1.812%, 08/30/2018	50,000	49,771
1.904%, 09/27/2018	65,000	64,591
1.927%, 10/04/2018	320,000	317,842
1.963%, 10/11/2018	250,000	248,187
U.S. Treasury Notes
1.125%, 06/15/2018	75,000	74,995
0.750%, 07/31/2018	110,000	109,864
1.375%, 07/31/2018	435,000	434,837
2.078% (3 Month U.S. Treasury Money Market Yield + 0.174%), 07/31/2018 Δ	230,000	230,003
2.250%, 07/31/2018	50,000	50,077
1.000%, 08/15/2018	75,000	74,922
0.750%, 08/31/2018	125,000	124,748
1.500%, 08/31/2018	100,000	99,952
0.875%, 10/15/2018	450,000	448,415
0.750%, 10/31/2018	35,000	34,818
2.074% (3 Month U.S. Treasury Money Market Yield + 0.170%), 10/31/2018 Δ	125,000	125,021
1.375%, 11/30/2018	50,000	49,856
1.125%, 01/31/2019	150,000	149,209
1.250%, 01/31/2019	26,000	25,874
2.044% (3 Month U.S. Treasury Money Market Yield + 0.140%), 01/31/2019 Δ	220,000	220,052
1.974% (3 Month U.S. Treasury Money Market Yield + 0.070%), 04/30/2019 Δ	1,650	1,650
1.964% (3 Month U.S. Treasury Money Market Yield + 0.060%), 07/31/2019 Δ	400,000	400,015
1.952% (3 Month U.S. Treasury Money Market Yield + 0.048%), 10/31/2019 Δ	335,000	335,029
1.904% (3 Month U.S. Treasury Money Market Yield + 0.000%), 01/31/2020 Δ	330,000	329,903
1.937% (3 Month U.S. Treasury Money Market Yield + 0.033%), 04/30/2020 Δ	320,000	320,041
Total U.S. Treasury Debt (Cost $4,369,645)		$4,369,645

U.S. Treasury Repurchase Agreements - 63.5%
Bank of Nova Scotia
1.770%, dated 05/31/2018, matures 06/01/2018, repurchase price $1,388,641 (collateralized by U.S. Treasury obligations: Total market value $1,416,395)	1,388,573	1,388,573
BNP Paribas SA
1.780%, dated 05/31/2018, matures 06/01/2018, repurchase price $300,015 (collateralized by U.S. Treasury obligations: Total market value $306,000)	300,000	300,000
1.660% (Overnight Bank Funding Rate -0.040%), dated 02/9/2018, matures 06/11/2018, repurchase price $200,563 (collateralized by U.S. Treasury obligations: Total market value $102,000) Δ	100,000	100,000
1.660% (Overnight Bank Funding Rate -0.040%), dated 01/24/2018, matures 06/26/2018, repurchase price $503,528 (collateralized by U.S. Treasury obligations: Total market value $510,000) Δ	500,000	500,000
1.750%, dated 04/10/2018, matures 07/05/2018, repurchase price $150,627 (collateralized by U.S. Treasury obligations: Total market value $153,000)	150,000	150,000
1.950%, dated 05/22/2018, matures 09/24/2018, repurchase price $176,185 (collateralized by U.S. Treasury obligations: Total market value $178,500)	175,000	175,000
Credit Agricole Corporate & Investment Bank
1.770%, dated 05/31/2018, matures 06/01/2018, repurchase price $1,757,774 (collateralized by U.S. Treasury obligations: Total market value $1,792,905)	1,757,687	1,757,687
1.710%, dated 05/29/2018, matures 06/05/2018, repurchase price $150,050 (collateralized by U.S. Treasury obligations: Total market value $153,000)	150,000	150,000
1.710%, dated 05/30/2018, matures 06/06/2018, repurchase price $150,050 (collateralized by U.S. Treasury obligations: Total market value $153,000)	150,000	150,000
1.830%, dated 05/29/2018, matures 06/29/2018, repurchase price $100,158 (collateralized by U.S. Treasury obligations: Total market value $102,000)	100,000	100,000
Federal Reserve Bank of New York
1.500%, dated 05/31/2018, matures 06/01/2018, repurchase price $50,002 (collateralized by U.S. Treasury obligations: Total market value $50,002)	50,000	50,000
HSBC Securities (USA) Inc.
1.780%, dated 05/31/2018, matures 06/01/2018, repurchase price $300,015 (collateralized by U.S. Treasury obligations: Total market value $306,000)	300,000	300,000
1.720%, dated 05/30/2018, matures 06/06/2018, repurchase price $250,084 (collateralized by U.S. Treasury obligations: Total market value $255,005)	250,000	250,000
1.750%, dated 05/31/2018, matures 06/07/2018, repurchase price $225,077 (collateralized by U.S. Treasury obligations: Total market value $229,505)	225,000	225,000

ING Financial Markets LLC
1.710%, dated 05/18/2018, matures 06/01/2018, repurchase price $100,067 (collateralized by U.S. Treasury obligations: Total market value $102,000)	100,000	100,000
1.720%, dated 05/29/2018, matures 06/05/2018, repurchase price $100,033 (collateralized by U.S. Treasury obligations: Total market value $102,000)	100,000	100,000
1.750%, dated 05/31/2018, matures 06/07/2018, repurchase price $100,034 (collateralized by U.S. Treasury obligations: Total market value $102,000)	100,000	100,000
1.730%, dated 05/29/2018, matures 06/12/2018, repurchase price $50,034 (collateralized by U.S. Treasury obligations: Total market value $51,000) ∞	50,000	50,000
Merrill Lynch, Pierce, Fenner & Smith Incorporated
1.780%, dated 05/31/2018, matures 06/01/2018, repurchase price $150,007 (collateralized by U.S. Treasury obligations: Total market value $153,000)	150,000	150,000
Societe Generale SA
1.720% (Overnight Bank Funding Rate +0.020%), dated 05/31/2018, matures 06/07/2018, repurchase price $800,268 (collateralized by U.S. Treasury obligations: Total market value $816,000) Δ	800,000	800,000
TD Securities (USA) LLC
1.770%, dated 05/31/2018, matures 06/01/2018, repurchase price $700,034 (collateralized by U.S. Treasury obligations: Total market value $714,000)	700,000	700,000
Total U.S. Treasury Repurchase Agreements (Cost $7,596,260)		$7,596,260

Total Investments - 100.0% (Cost $11,965,905)		$11,965,905
Other Assets and Liabilities, Net - 0.0%		(4,007)
Total Net Assets - 100.0%		$11,961,898

>	Investment securities held are stated at amortized cost (except for investments in other money market funds which are valued at their most current NAV), which approximates fair value. Under the amortized cost method, any discount or premium is amortized ratably to the final maturity of the security and is included in interest income. In accordance with Rule 2a-7 of the Investment Company Act, the fair values of the securities held in the fund are determined using prices supplied by the fund’s independent pricing services, which are compared to the securities’ amortized cost. If the advisor concludes that the price obtained from the pricing service is not reliable, or if the pricing service does not provide a price for a security, the advisor will use the fair value of the security for purposes of this comparison, which will be determined pursuant to procedures approved by the board of directors. If the difference between the aggregate market value and aggregate amortized cost of all securities held by the fund exceeds 0.25%, the funds’ administrator will notify the funds’ board of directors and will monitor the deviation on a daily basis. If the difference exceeds 0.50%, a meeting of the fund’s board of directors will be convened and the board will determine what action, if any, to take. During the nine-month period ended May 31, 2018, the difference between the aggregate market value and the aggregate amortized cost of all securities in the fund did not exceed 0.25% on any day of the period.

U	Rate shown is effective yield as of May 31, 2018.

Δ	Variable Rate Security - The rate shown is the rate in effect as of May 31, 2018.

∞	Illiquid Security - A security may be considered illiquid if it lacks a readily available market. As of May 31, 2018, the value of these investments was $50,000 or 0.4% of total net assets.

Summary of Fair Value Exposure

United States generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3	-	Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments).

The fair value levels are not necessarily an indication of the risk associated with investing in these securities.

As of May 31, 2018, the fund’s investments were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value
U.S. Treasury Repurchase Agreements	$—	$7,596,260	$—	$7,596,260
U.S. Treasury Debt	—	4,369,645	—	4,369,645
Total Investments	$—	$11,965,905	$—	$11,965,905

During the nine-month period ended May 31, 2018, there were no transfers between fair value levels, and the fund’s portfolio did not hold any securities deemed to be Level 3.

Certain Transfers Accounted for as Secured Borrowings

Remaining Contractual Maturity of the Agreements	Overnight and Continuous	Up to 30 Days	31-90 Days	Over 91 Days	Total
Repurchase Agreements
U.S. Treasury	$4,746,260	$2,525,000	$150,000	$175,000	$7,596,260
Total Borrowings	$4,746,260	$2,525,000	$150,000	$175,000	$7,596,260

Schedule of Investments May 31, 2018 (unaudited), all dollars rounded to thousands (000 omitted)

U.S. Treasury Money Market Fund
DESCRIPTION	PAR	VALUE >
U.S. Treasury Debt - 100.1%
U.S. Treasury Bills U
1.392%, 06/07/2018	$85,000	$84,977
1.570%, 06/14/2018	124,498	124,422
1.576%, 06/21/2018	133,798	133,676
1.642%, 06/28/2018	86,902	86,791
1.646%, 07/05/2018	50,000	49,920
1.690%, 07/12/2018	55,271	55,162
1.753%, 07/26/2018	55,000	54,850
1.780%, 08/02/2018	70,294	70,075
1.777%, 08/09/2018	71,784	71,536
1.798%, 08/16/2018	29,643	29,529
1.832%, 08/23/2018	40,000	39,829
1.862%, 08/30/2018	68,635	68,312
1.886%, 09/13/2018	10,000	9,945
1.896%, 09/20/2018	10,000	9,941
1.892%, 09/27/2018	57,408	57,049
1.925%, 10/04/2018	40,665	40,391
1.957%, 10/11/2018	10,925	10,846
1.954%, 10/18/2018	15,000	14,886
U.S. Treasury Notes
1.125%, 06/15/2018	20,000	19,999
0.750%, 07/31/2018	6,704	6,697
1.375%, 07/31/2018	5,000	5,000
2.078% (3 Month U.S. Treasury Money Market Yield + 0.174%), 07/31/2018 Δ	48,150	48,160
0.875%, 10/15/2018	10,000	9,959
0.750%, 10/31/2018	10,000	9,949
2.074% (3 Month U.S. Treasury Money Market Yield + 0.170%), 10/31/2018 Δ	32,414	32,434
1.125%, 01/31/2019	2,894	2,878
1.250%, 01/31/2019	5,000	4,976
2.044% (3 Month U.S. Treasury Money Market Yield + 0.140%), 01/31/2019 Δ	7,163	7,166
1.375%, 02/28/2019	880	876
1.974% (3 Month U.S. Treasury Money Market Yield + 0.070%), 04/30/2019 Δ	35,366	35,388
1.964% (3 Month U.S. Treasury Money Market Yield + 0.060%), 07/31/2019 Δ	25,000	25,008
1.952% (3 Month U.S. Treasury Money Market Yield + 0.048%), 10/31/2019 Δ	11,306	11,308
1.904% (3 Month U.S. Treasury Money Market Yield + 0.000%), 01/31/2020 Δ	60,513	60,500
1.937% (3 Month U.S. Treasury Money Market Yield + 0.033%), 04/30/2020 Δ	4,182	4,183
Total U.S. Treasury Debt (Cost $1,296,618)		1,296,618

Total Investments - 100.1% (Cost $1,296,618)		1,296,618
Other Assets and Liabilities, Net - (0.1)%		(1,288)
Total Net Assets - 100.0%		$1,295,330

>	Investment securities held are stated at amortized cost (except for investments in other money market funds which are valued at their most current NAV), which approximates fair value. Under the amortized cost method, any discount or premium is amortized ratably to the final maturity of the security and is included in interest income. In accordance with Rule 2a-7 of the Investment Company Act, the fair values of the securities held in the fund are determined using prices supplied by the fund’s independent pricing services, which are compared to the securities’ amortized cost. If the advisor concludes that the price obtained from the pricing service is not reliable, or if the pricing service does not provide a price for a security, the advisor will use the fair value of the security for purposes of this comparison, which will be determined pursuant to procedures approved by the board of directors. If the difference between the aggregate market value and aggregate amortized cost of all securities held by the fund exceeds 0.25%, the funds’ administrator will notify the funds’ board of directors and will monitor the deviation on a daily basis. If the difference exceeds 0.50%, a meeting of the fund’s board of directors will be convened and the board will determine what action, if any, to take. During the nine-month period ended May 31, 2018, the difference between the aggregate market value and the aggregate amortized cost of all securities in the fund did not exceed 0.25% on any day of the period.

U	Rate shown is the effective yield as of May 31, 2018.

Δ	Variable Rate Security - The rate shown is the rate in effect as of May 31, 2018.

Summary of Fair Value Exposure

United States generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3	-	Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments).

The fair value levels are not necessarily an indication of the risk associated with investing in these securities.

As of May 31, 2018, the fund’s investments were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value
U.S. Treasury Debt	$—	$1,296,618	$—	$1,296,618
Total Investments	$—	$1,296,618	$—	$1,296,618

During the nine-month period ended May 31, 2018, there were no transfers between fair value levels, and the fund’s portfolio did not hold any securities deemed to be Level 3.

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are filed here with.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First American Funds, Inc.

By:	/s/ Eric J. Thole
Eric J. Thole
President

Date:	July 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Eric J. Thole
Eric J. Thole
President

Date:	July 26, 2018

By:	/s/ Jill M. Stevenson
Jill M. Stevenson
Treasurer

Date:	July 26, 2018